Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Note 17.  Segment Information

The Company changed its reportable segments and reporting units during the third quarter of 2018, as discussed in Item 8.01, Current Events.  The Company’s segment, product and service offerings are summarized below:

Magazines, Catalogs and Logistics

The Magazines, Catalogs and Logistics segment primarily produces magazines and catalogs, as well as provides logistics solutions to the Company and other third parties.  The segment also provides certain other print-related services, including mail-list management and sortation.  The segment has operations primarily in the U.S.  The Magazines, Catalogs and Logistics segment is divided into two reporting units: magazines and catalogs; and logistics.   The Magazines, Catalogs and Logistics segment accounted for approximately 44% of the Company’s consolidated net sales in 2017.

Book

The Book segment produces books for publishers primarily in the U.S.  The segment also provides supply-chain management services and warehousing and fulfillment services, as well as e-book formatting for book publishers.  The Book segment accounted for approximately 28% of the Company’s consolidated net sales in 2017.

Office Products

The Office Products segment manufactures and sells branded and private label products in five core categories: filing products, envelopes, note-taking products, binder products, and forms.  The Office Products segment accounted for approximately 14% of the Company’s consolidated net sales in 2017.

Other

The Other grouping consists of the following non-reportable segments: Europe, Directories, Mexico, and Print Management. Europe produces magazines, catalogs and directories and provides packaging and pre-media services.  Mexico produces magazines, catalogs, statements, forms, and labels.   Print Management provides outsourced print procurement and management services.  The Other grouping consists of approximately 14% of the Company’s consolidated net sales in 2017.

Corporate

Corporate consists of unallocated selling, general and administrative activities and associated expenses including, in part, executive, legal, finance, communications, certain facility costs and LIFO inventory provisions.  In addition, share-based compensation expense is included in Corporate and not allocated to the operating segments. Prior to the separation, many of these costs were based on allocations from RRD, however, the Company has incurred such costs directly after the separation.

Information by Segment

The Company has disclosed income (loss) from operations as the primary measure of segment earnings (loss).  This is the measure of profitability used by the Company’s chief operating decision-maker and is most consistent with the presentation of profitability reported with the condensed consolidated and combined financial statements.

		Income (loss)		Depreciation
Year Ended	Net	from	Assets of	and	Capital
December 31, 2017	Sales	Operations	Operations	Amortization	Expenditures
Magazines, Catalogs and Logistics	$1,583	$(73)	$780	$72	$24
Book	1,022	62	553	60	13
Office Products	495	42	377	15	5
Total reportable segments	3,100	31	1,710	147	42
Other	503	28	222	11	10
Corporate	—	(78)	82	2	8
Total operations	$3,603	$(19)	$2,014	$160	$60

		Income (loss)		Depreciation
Year Ended	Net	from	Assets of	and	Capital
December 31, 2016	Sales	Operations	Operations	Amortization	Expenditures
Magazines, Catalogs and Logistics	$1,526	$28	$638	$76	$19
Book	1,097	86	626	67	10
Office Products	527	54	323	15	3
Total reportable segments	3,150	168	1,587	158	32
Other	504	27	237	12	10
Corporate	—	(65)	128	1	6
Total operations	$3,654	$130	$1,952	$171	$48

		Income (loss)		Depreciation
Year Ended	Net	from	Assets of	and	Capital
December 31, 2015	Sales	Operations	Operations	Amortization	Expenditures
Magazines, Catalogs and Logistics	$1,696	$42	$721	$94	$22
Book	925	42	594	54	10
Office Products	562	47	324	16	4
Total reportable segments	3,183	131	1,639	164	36
Other	560	12	332	16	6
Corporate	—	(37)	40	1	—
Total operations	$3,743	$106	$2,011	$181	$42

Corporate assets primarily consisted of the following items at December 31, 2017, 2016 and 2015:

	2017	2016	2015
Receivables, less allowances for doubtful accounts	$19	$54	$(8)
Software	17	13	8
Cash and cash equivalents	12	45	—
Long-term investments	13	19	10
Property, plant and equipment, net	14	15	13
LIFO reserves	(57)	(58)	(67)
Deferred income tax assets, net of valuation allowance	19	24	83

Restructuring, impairment and other charges by segment for the year ended December 31, 2017, 2016 and 2015 are described in Note 4, Restructuring, Impairment and Other Charges.